Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, Net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,064	-	14,064
-Additions for improvements	304	-	304
- Depreciation for the year	-	(6,940)	(6,940)
Balance, December 31, 2023	$83,144	$(12,044)	$71,100
- Vessel acquisition	27,506	-	27,506
- Vessels’ impairment	(6,164)	3,511	(2,653)
- Vessel disposal	(22,024)	3,164	(18,860)
- Depreciation for the year	-	(5,830)	(5,830)
Balance, December 31, 2024	$82,462	$(11,199)	$71,263